7. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Cash and cash equivalents
	Rate	2017	2016

Cash and banks - Brazil		396	349
Cash and banks - Abroad	(*)	68	66
Short-term investments - Brazil	(**)	3,328	4,697
		3,792	5,112

(*) Refers to amounts deposited in the United States of America in US Dollars.

(**) Short-term investments as December 31, 2017 refer substantially to highly liquid investments accruing interest corresponding at a weighted average rate of 98,07% (98,26% on December 31, 2016) of the Interbank deposit Certificate ("CDI") and redeemable in less than 90 days of investment date.